PROVISIONS - Schedule of Movement of Provisions for Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Provisions [Roll Forward]
Balance as of January 1	$ 5,659	$ 6,506	$ 8,050
Additional provisions recognized	2,950	5,193	3,209
Unused provisions reversed	(1,654)	0	(62)
Provisions used	(1,903)	(5,620)	(4,684)
Exchange differences on translation	205	(420)	(7)
Balance as of December 31	$ 5,257	$ 5,659	$ 6,506